UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 12/31/2016

Item 1:	Report(s) to Shareholders.

2017 LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

For the six-month period ended December 31, 2016

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Maturity

4	Schedule of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

12	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund

Semiannual Report

For the six-month period ended December 31, 2016

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2016. For additional information about the Fund, please visit our website at www.lordabbett.com. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 through December 31, 2016).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/16 – 12/31/16” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/16 -
	7/1/16	12/31/16	12/31/16
Class A
Actual	$1,000.00	$1,000.10	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$1,000.00	$1.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.39	$1.84
Class C
Actual	$1,000.00	$1,000.10	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class I
Actual	$1,000.00	$1,000.10	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.81

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Classes A, C and I and 0.36% for Class B) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Maturity

December 31, 2016

Days	%*
1 – 30 days	39.18%
31 – 60 days	32.93%
61 – 90 days	15.86%
91 – 120 days	2.69%
Over 120 days	9.34%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2016

			Principal
		Maturity	Amount	Fair
Investments	Yield(1)	Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 83.53%
Federal Home Loan Bank	0.304%	1/17/2017	$18,000	$17,997,600
Federal Home Loan Bank	0.376%	1/17/2017	26,000	25,995,724
Federal Home Loan Bank	0.426%	1/25/2017	20,000	19,994,400
Federal Home Loan Bank	0.426%	2/3/2017	16,000	15,993,840
Federal Home Loan Bank	0.427%	1/26/2017	10,000	9,997,083
Federal Home Loan Bank	0.447%	3/24/2017	15,000	14,984,967
Federal Home Loan Bank	0.457%	3/24/2017	12,000	11,987,700
Federal Home Loan Bank	0.467%	2/2/2017	25,000	24,989,778
Federal Home Loan Bank	0.477%	2/28/2017	13,000	12,990,156
Federal Home Loan Bank	0.478%	3/31/2017	12,000	11,986,057
Federal Home Loan Bank	0.483%	3/31/2017	7,000	6,991,780
Federal Home Loan Bank	0.533%	2/15/2017	26,000	25,982,938
Federal Home Loan Bank	0.574%	4/26/2017	28,000	27,949,464
Federal Home Loan Bank	0.661%	6/23/2017	20,000	19,937,528
Federal Home Loan Mortgage Corp.	0.32%	1/17/2017	16,000	15,997,760
Federal Home Loan Mortgage Corp.	0.345%	1/18/2017	16,000	15,997,431
Federal Home Loan Mortgage Corp.	0.345%	1/30/2017	25,000	24,993,153
Federal Home Loan Mortgage Corp.	0.396%	2/23/2017	22,000	21,987,368
Federal Home Loan Mortgage Corp.	0.411%	1/5/2017	9,000	8,999,595
Federal Home Loan Mortgage Corp.	0.432%	1/18/2017	20,000	19,995,986
Federal Home Loan Mortgage Corp.	0.442%	1/18/2017	7,000	6,998,562
Federal Home Loan Mortgage Corp.	0.447%	2/10/2017	20,000	19,990,222
Federal Home Loan Mortgage Corp.	0.457%	1/18/2017	16,000	15,996,600
Federal Home Loan Mortgage Corp.	0.462%	2/21/2017	8,500	8,494,521
Federal Home Loan Mortgage Corp.	0.497%	2/14/2017	28,000	27,983,231
Federal Home Loan Mortgage Corp.	0.512%	2/8/2017	40,000	39,978,678
Federal Home Loan Mortgage Corp.	0.518%	3/20/2017	25,000	24,972,375
Federal National Mortgage Assoc.	0.335%	1/25/2017	15,000	14,996,700
Federal National Mortgage Assoc.	0.467%	4/19/2017	18,000	17,975,160
Federal National Mortgage Assoc.	0.493%	3/1/2017	10,000	9,992,035
Federal National Mortgage Assoc.	0.513%	3/8/2017	25,000	24,976,854
Federal National Mortgage Assoc.	0.548%	3/15/2017	25,000	24,972,625
Total Government Sponsored Enterprises Securities (cost $593,077,871)				593,077,871

U.S. TREASURY OBLIGATION 1.27%
U.S. Treasury Note
(cost $9,003,236)	0.875%	1/31/2017	9,000	9,003,236

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

December 31, 2016

	Principal
	Amount	Fair
Investments	(000)	Value
SHORT-TERM INVESTMENTS 14.57%

Repurchase Agreements
Repurchase Agreement dated 12/30/2016, 0.03% due 1/3/2017 with Fixed Income Clearing Corp. collateralized by $3,320,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2017; value: $3,540,704; proceeds: $3,470,787	$3,471	$3,470,776
Repurchase Agreement dated 12/30/2016, 0.40% due 1/3/2017 with J.P. Morgan Chase & Co. collateralized by $102,789,000 of U.S. Treasury Note at 1.75% due 2/28/2022; value: $102,137,518; proceeds: $100,004,444	100,000	100,000,000
Total Repurchase Agreements (cost $103,470,776)		103,470,776
Total Investments in Securities 99.37% (cost $705,551,883)*		705,551,883
Liabilities in Excess of Other Assets 0.63%		4,464,111
Net Assets 100.00%		$710,015,994

(1)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
*	Cost for Federal income tax purposes is $705,551,883. Weighted average maturity of investments: 46 days.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Government Sponsored
Enterprises Securities	$–	$593,077,871	$–	$593,077,871
U.S. Treasury Obligations	–	9,003,236	–	9,003,236
Repurchase Agreements	–	103,470,776	–	103,470,776
Total	$–	$705,551,883	$–	$705,551,883

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	There were no Level 1/Level 2 transfers during the period ended December 31, 2016.

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (unaudited)

December 31, 2016

ASSETS:
Investments in securities, at cost and fair value	$602,081,107
Investments in repurchase agreements, at cost and fair value	103,470,776
Receivables:
Capital shares sold	8,172,872
From advisor (See Note 3)	140,728
Interest	35,184
Prepaid expenses	49,161
Total assets	713,949,828
LIABILITIES:
Payables:
Capital shares reacquired	3,232,235
Management fee	269,747
Directors’ fees	165,256
12b-1 distribution plan	66,781
Fund administration	23,790
Distributions payable	13,415
Accrued expenses	162,610
Total liabilities	3,933,834
NET ASSETS	$710,015,994
COMPOSITION OF NET ASSETS:
Paid-in capital	$710,010,188
Undistributed net investment income	259
Accumulated net realized gain on investments	5,547
Net Assets	$710,015,994
Net assets by class:
Class A Shares	$620,885,294
Class B Shares	$1,820,892
Class C Shares	$62,258,621
Class I Shares	$25,051,187
Outstanding shares by class:
Class A Shares (2 billion shares of common stock authorized, $.001 par value)	620,880,197
Class B Shares (400 million shares of common stock authorized, $.001 par value)	1,820,725
Class C Shares (500 million shares of common stock authorized, $.001 par value)	62,258,224
Class I Shares (100 million shares of common stock authorized, $.001 par value)	25,051,103
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

6	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2016

Investment income:
Interest and other	$1,249,324
Expenses:
Management fee	1,554,235
12b-1 distribution plan-Class B	9,895
Shareholder servicing	393,194
Fund administration	136,519
Registration	57,739
Professional	23,551
Reports to shareholders	23,194
Directors’ fees	6,039
Custody	5,904
Other	10,574
Gross expenses	2,220,844
Expense reductions (See Note 7)	(1,307)
Fees waived and expenses reimbursed (See Note 3)	(1,030,607)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(9,631)
Net expenses	1,179,299
Net investment income	70,025
Net Increase in Net Assets Resulting From Operations	$70,025

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	For the Six Months
	Ended December 31, 2016	For the Year Ended
DECREASE IN NET ASSETS	(unaudited)	June 30, 2016
Operations:
Net investment income	$70,025	$140,324
Net increase in net assets resulting from operations	70,025	140,324
Distributions to shareholders from:
Net investment income
Class A	(61,110)	(120,533)
Class B	(5)	–
Class C	(6,232)	(14,752)
Class I	(2,678)	(5,039)
Total distributions to shareholders	(70,025)	(140,324)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	469,271,423	1,119,154,354
Reinvestment of distributions	61,879	126,621
Cost of shares reacquired	(503,521,673)	(991,410,925)
Net decrease in net assets resulting from
capital share transactions	(34,188,371)	(127,870,050)
Net decrease in net assets	(34,188,371)	(127,870,050)
NET ASSETS:
Beginning of period	$744,204,365	$616,334,315
End of period	$710,015,994	$744,204,365
Undistributed net investment income	$259	$259

8	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
								Distributions
								to
								shareholders
		Investment operations:						from:

	Net asset			Net						Net asset
	value,	Net		realized and		Total from		Net		value,
	beginning of	investment		unrealized		investment		investment		end of
	period	income(a)		gain		operations		income		period
Class A
12/31/2016(c)	$1.00	$–	(d)	$–		$–	(d)	$–	(d)	$1.00
6/30/2016	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2015	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2014	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2013	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00
6/30/2012	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00

Class B
12/31/2016(c)	1.00	–	(d)	–		–		–		1.00
6/30/2016	1.00	–		–		–		–		1.00
6/30/2015	1.00	–		–		–		–		1.00
6/30/2014	1.00	–		–		–		–		1.00
6/30/2013	1.00	–	(d)	–	(d)	–	(d)	–		1.00
6/30/2012	1.00	–	(d)	–	(d)	–	(d)	–		1.00

Class C
12/31/2016(c)	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2016	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2015	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2014	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2013	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00
6/30/2012	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00

Class I
12/31/2016(c)	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2016	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2015	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2014	1.00	–	(d)	–		–	(d)	–	(d)	1.00
6/30/2013	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00
6/30/2012	1.00	–	(d)	–	(d)	–	(d)	–	(d)	1.00

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Amount is less than $0.01.
(e)	Not annualized.
(f)	Amount is less than 0.01%.

10	See Notes to Financial Statements.

							Supplemental
		Ratios to Average Net Assets:					Data:

		Total
		expenses after
		waivers and/or			Net		Net assets,
Total		reimburse-	Total		investment		end of
return(b)		ments	expenses		income		period
(%)		(%)	(%)		(%)		(000)

0.01	(e)	0.17 (e)	0.33	(e)	0.01	(e)	$620,885
0.02		0.22	0.65		0.02		649,660
0.02		0.06	0.68		0.02		522,385
0.02		0.06	0.66		0.02		485,799
0.02		0.11	0.68		0.02		687,458
0.02		0.06	0.66		0.02		538,523

–		0.18 (e)	0.71	(e)	–	(d)	1,821
–		0.22	1.41		–		2,810
–		0.08	1.43		–		5,243
–		0.08	1.41		–		8,051
–		0.13	1.43		–		13,682
–		0.08	1.41		–		16,456

0.01	(e)	0.17 (e)	0.33	(e)	0.01	(e)	62,259
0.02		0.22	0.65		0.02		65,708
0.02		0.06	0.68		0.02		65,596
0.02		0.06	0.66		0.02		42,018
0.02		0.11	0.68		0.02		62,773
0.02		0.06	0.66		0.02		45,710

0.01	(e)	0.17 (e)	0.33	(e)	0.01	(e)	25,051
0.02		0.22	0.65		0.02		26,026
0.02		0.06	0.68		0.02		23,111
0.02		0.06	0.66		0.02		19,934
0.02		0.11	0.68		0.02		13,613
0.02		0.06	0.66		0.02		12,219

See Notes to Financial Statements.	11

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A or Class C shares acquired through an exchange; and Class B shares redeemed before the sixth anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund values securities utilizing the amortized cost method, which approximates fair value. Under the amortized cost method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates fair value due to the short duration of the issue.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of

Notes to Financial Statements (unaudited)(continued)

the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended June 30, 2013 through June 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (unaudited)(continued)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2016, the effective management fee, net of waivers, was at an annualized rate of 0.15% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the six month period ended December 31, 2016 Lord Abbett voluntarily waived a portion of the Fund’s management fee to the extent necessary to maintain a .02% annualized distribution yield for Class A, C and I shares and a .00% annualized distribution yield for Class B shares. In addition, Lord Abbett Distributor LLC (the “Distributor”) voluntarily reimbursed a portion of its Class B 12b-1 distribution fees in order to maintain a .00% annualized distribution yield, as described above. Such fee waivers and expense reimbursements are included in the Statement of Operations.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor, an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C
Service	–	–	–
Distribution	–	.75%	–

Class I shares do not have a distribution plan.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2016 and fiscal year ended June 30, 2016 was as follows:

	Six Months Ended 12/31/2016 (unaudited)	Year Ended 6/30/2016
Distributions paid from:
Ordinary income	$70,025	$140,324
Total distributions paid	$70,025	$140,324

5.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$103,470,776	$–	$103,470,776
Total	$103,470,776	$–	$103,470,776

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$3,470,776	$–	$–	$3,470,776	$–
J.P. Morgan Chase	100,000,000	–	–	100,000,000	–
Total	$103,470,776	$–	$–	$103,470,776	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2016.

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are

Notes to Financial Statements (unaudited)(continued)

allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	INTERFUND LENDING PROGRAM

On July 26, 2016, the U.S. Securities and Exchange Commission (“SEC”) issued an exemptive order (“SEC exemptive order”) which permits certain registered open-end management investment companies managed by Lord Abbett, including the Fund, to participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended December 31, 2016, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

10.	INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by the U.S. Government and by various government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government. The Fund also may invest in repurchase agreements involving the securities described herein.

These factors can affect the Fund’s performance.

Shareholders could lose money by investing in the Fund. Although the Fund seeks to preserve the value of a shareholder’s investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and shareholders should not expect that the sponsor will provide financial support to the Fund at any time.

Notes to Financial Statements (unaudited)(concluded)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

		Six Months Ended
		December 31, 2016		Year Ended
		(unaudited)		June 30, 2016

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	424,931,685	$424,931,685	1,011,727,109	$1,011,727,109
Converted from Class B*	669,147	669,147	1,546,455	1,546,455
Reinvestment of distributions	56,262	56,262	112,999	112,999
Shares reacquired	(454,431,458)	(454,431,458)	(886,111,782)	(886,111,783)
Increase (decrease)	(28,774,364)	$(28,774,364)	127,274,781	$127,274,780

Class B Shares
Shares sold	892,181	$892,181	2,142,492	$2,142,492
Shares reacquired	(1,212,009)	(1,212,010)	(3,029,025)	(3,029,025)
Converted to Class A*	(669,147)	(669,147)	(1,546,455)	(1,546,455)
Decrease	(988,975)	$(988,976)	(2,432,988)	$(2,432,988)

Class C Shares
Shares sold	30,002,395	$30,002,395	84,496,000	$84,496,000
Reinvestment of distributions	5,582	5,582	13,439	13,439
Shares reacquired	(33,457,755)	(33,457,755)	(84,396,747)	(84,396,747)
Increase (decrease)	(3,449,778)	$(3,449,778)	112,692	$112,692

Class I Shares
Shares sold	13,445,162	$13,445,162	20,788,753	$20,788,753
Reinvestment of distributions	35	35	183	183
Shares reacquired	(14,420,451)	(14,420,450)	(17,873,370)	(17,873,370)
Increase (decrease)	(975,254)	$(975,253)	2,915,566	$2,915,566

*	Automatic conversions of Class B shares occurs on the 25th day of the month (or if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day which the purchase order was accepted.

12.	GOVERNMENT MONEY MARKET FUND STATUS

The Fund intends to meet the definition of a “government money market fund” under SEC rule amendments that became effective October 14, 2016. Effective October 13, 2016, in accordance with this definition, the Board adopted an investment policy that the Fund invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities. The policy enabled the Fund to continue to operate with a stable net asset value per share. The Fund’s management does not believe that the new policy, the amendments, or related SEC rule amendments pertaining to money market funds had a significant impact on the Fund’s financial statements during the six months ended December 31, 2016.

Approval of Advisory Contract

The Board, including all of the Directors who are not interested persons of the Fund or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) sales and redemption information for the Fund; (4) information regarding Lord Abbett’s financial condition; and (5) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended August 31, 2016. The Board observed that the Fund’s investment performance was slightly below the median of the performance peer group for the one-year, three-year and five-year periods and below the median of the performance peer group for the ten-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s investment performance was reasonable.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology

Approval of Advisory Contract (continued)

and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group as of the date of each fund’s most recent annual report. It also considered how the expense levels of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the overall expense level of the Fund was above the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was not unreasonable in light of the factors it considered.

Profitability. The Board understood based on previous discussions with Lord Abbett’s management that the Fund, given the extent of Lord Abbett’s subsidization of the Fund, was not operating at a profit to Lord Abbett. The Board considered the amount of fees paid to Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered the level of Lord Abbett’s operating margin in managing its mutual fund business and overall operating margin. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the levels of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Approval of Advisory Contract (concluded)

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the SEC’s Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett U.S. Government & Government
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Sponsored Enterprises Money Market Fund, Inc.	LAMM-3 (02/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett u.s. government & Government sponsored entErprises money market fund, inc.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 24, 2017

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 24, 2017